Issued Capital and Reserves	6 Months Ended
Jun. 30, 2022
Issued Capital and Reserves
Issued Capital and Reserves

4. Issued Capital and Reserves

According to the Company’s articles of association, the Company’s authorized shares are divided into 386,250,000 common shares and 386,250,000 preferred shares, each having a nominal value of EUR 0.12.

As of June 30, 2022, no preferred shares had been issued and all issued common shares issued and outstanding were fully paid.

All payments received from shareholders in excess of the nominal value of the shares issued and net of transaction costs are recognized in capital reserves. Capital reserves also consists of recognition of share-based payments and the equity components of convertible loans. The Company may only make distributions, whether a distribution of profits or of freely distributable reserves, to shareholders to the extent shareholders’ equity exceeds the sum of the paid-in and called-up share capital plus any reserves required by Dutch law or by the Company’s articles of association.

In September 2021, we entered into a sales agreement, the Open Sale Agreement, with Jefferies LLC and SVB Leerink LLC, as sales agents, to establish an at-the-market (ATM) offering program, pursuant to which we may sell, from time to time, ordinary shares for aggregate gross proceeds of up to $600.0 million. In June 2022, 340,015 shares were issued under the ATM program, raising USD 4.8 million in net proceeds; related offering expenses were recorded against the proceeds in equity.

The number of shares issued and outstanding developed as follows:

Common shares issued and outstanding at December 31, 2021	187,120,728
Share option exercises between Jan and March 2022	78,732
Treasury shares	(78,732)
Common shares issued and outstanding at March 31, 2022	187,120,728
At-the-market offering program issuances	340,015
Share issuances for exercises between Apr to June 2022	6,211
Share option exercises between Apr and June 2022	39,418
Treasury shares	(39,418)
Common shares issued and outstanding at June 30, 2022	187,466,954